UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004
                                                --------------------------------

Check here if Amendment [ ]; Amendment Number:
                                                --------------------------------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Impala Asset Management LLC
                     ---------------------------------------
Address:             134 Main Street
                     ---------------------------------------
                     New Canaan, CT 06840
                     ---------------------------------------


Form 13F File Number: 28-
                         -------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Tom Sullivan
                     ---------------------------------------
Title:               Chief Financial Officer
                     ---------------------------------------
Phone:               (203) 972-4155
                     ---------------------------------------

Signature, Place, and Date of Signing:

/s/ Tom Sullivan                     New Canaan, CT           February 14, 2005
-----------------------------------  -----------------------  ------------------
[Signature]                          [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number           Name

      28-
         --------------------------  -------------------------------------------
      [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      -0-
                                               ----------------

Form 13F Information Table Entry Total:                  39
                                               ----------------

Form 13F Information Table Value Total:            $707,348
                                               ----------------
                                                 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number      Name

     None      28-None                   None
     --------  ------------------------  ---------------------------------------
     [Repeat as necessary.]

IMPALA ASSET MANAGEMENT LLC
134 MAIN STREET
NEW CANAAN, CT 06840
TOM SULLIVAN, CFO
203-972-4155

FORM 13F FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                        Investment   Other     Voting
Security                             Title of Class  CUSIP      MKT (000's)     Shares  Discretion  Managers  Authority
AMR CORP USD1 COM                    COM             001765106       34,547  3,155,000       Y          N        SOLE
AMERICA WEST HLDGS CORP CL B         CL B            023657208        1,717    261,000       Y          N        SOLE
AMERICAN EAGLE OUTFITTERS            COM             02553E106       11,791    250,000       Y          N        SOLE
BURLINGTON NORTHN SANTA FE CORP COM  COM             12189T104       30,383    640,000       Y          N        SOLE
CNF INC COM                          COM             12612W104        8,768    175,000       Y          N        SOLE
CDN PAC RLWAY                        COM             13645T100       12,587    365,000       Y          N        SOLE
CATERPILLAR INC COM                  COM             149123101       36,079    370,000       Y          N        SOLE
CENTURY ALUMINUM CO                  COM             156431108        4,727    180,000       Y          N        SOLE
CLEVELAND CLIFFS INCCOM              COM             185896107       47,869    460,900       Y          N        SOLE
COMPANHIA VALE DO RIO DOCE           SPONSORED ADR   204412209        8,703    300,000       Y          N        SOLE
DELTA AIR USD3 COM                   COM             247361108        6,508    870,000       Y          N        SOLE
EASTMAN CHEM CO COM                  COM             277432100       34,868    600,000       Y          N        SOLE
ENERGY CONVERSION DEVICES INC COM    COM             292659109        3,381    175,000       Y          N        SOLE
GERDAU AMERISTEEL CORP               COM             37373P105        4,056    600,000       Y          N        SOLE
GOODYEAR TIRE                        COM             382550101       58,640  4,000,000       Y          N        SOLE
Harmony Gold Mining Co Ltd           SPONSORED ADR   413216300        4,403    475,000       Y          N        SOLE
HOVNANIAN ENTERPRISES INC COM        CL A            442487203       16,564    334,500       Y          N        SOLE
HUB GROUP INC CL A                   CL A            443320106        5,849    112,000       Y          N        SOLE
HUNT J B TRANS SVCS INC COM          COM             445658107       16,595    370,000       Y          N        SOLE
KB HOME                              COM             48666K109       21,402    205,000       Y          N        SOLE
LENNAR CORP COM CLASS A              CL A            526057104       35,992    635,000       Y          N        SOLE
LYONDELL PETROCHEMICAL CO            COM             552078107        8,965    310,000       Y          N        SOLE
MASCO CORP COM                       COM             574599106        7,310    200,100       Y          N        SOLE
MECHEL STEEL GRP                     SPONSORED ADR   583840103        4,023    180,000       Y          N        SOLE
NVR INC COM                          COM             62944T105        6,155      8,000       Y          N        SOLE
NACCO INDS CL A                      CL A            629579103        1,286     12,200       Y          N        SOLE
NAVISTAR INTL CORP NEW               COM             63934E108       18,604    423,000       Y          N        SOLE
NORFOLK SOUTHN CORP COM              COM             655844108        6,409    177,100       Y          N        SOLE
NOVA CHEMICALS CORP COM USD          COM             66977W109       35,891    758,800       Y          N        SOLE
OCCIDENTAL PETE COM                  COM             674599105       17,529    300,000       Y          N        SOLE
OREGON STL MMLS INC COM              COM             686079104        8,461    417,000       Y          N        SOLE
OSHKOSH TRUCK CORP CL B              COM             688239201       10,257    150,000       Y          N        SOLE
PHELPS DODGE CORP COM                COM             717265102       77,721    785,700       Y          N        SOLE
SAPPI LTD SPONSORED ADR              SPON ADR NEW    803069202       10,592    730,500       Y          N        SOLE
TRINITY INDUSTS INC                  COM             896522109       14,484    425,000       Y          N        SOLE
UNITED STATES STEEL CORP             COM             912909108       13,581    265,000       Y          N        SOLE
WELLMAN INC COM                      COM             949702104        7,946    743,300       Y          N        SOLE
YELLOW ROADWAY CORP                  COM             985577105       32,033    575,000       Y          N        SOLE
TEEKAY SHIPPING CORPCOM STK          COM             Y8564W103       20,672    490,900       Y          N        SOLE
                                                                -----------
                                                                    707,348
                                                                ===========